Investment Risks	Oct. 31, 2024
Lord Abbett Focused Large Cap Value Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The sixteenth paragraph under “Principal Risks” on page 8 of the summary prospectus and page 29 of the statutory prospectus and twelfth paragraph of the subsection “Focused Large Cap Value Fund” on page 179 of the statutory prospectus, each titled “Non-Diversification Risk,” is removed.